Share-based payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2025 AUD ($) Shares	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense | $	$ 653,194	$ 532,597	$ 1,674,581
Weighted average remaining contractual life of outstanding share options	3 years 7 months 2 days	2 years
Number of options issued to employees | Shares	6,000
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	1 year 6 months 7 days
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested not vested and exercisable		35.00%
Tranches 4, 7, 8 and 9 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		69.00%
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		75.00%
Tranche 10 & 15 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		33.00%
Tranche 11, 14, & 16 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		50.00%